Accounts Receivable, Net of Allowance for Doubtful Accounts (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Schedule of Accounts Receivable	The components of accounts receivables were as follows:
As at	December 31, 2023	March 31, 2023

Accounts receivable	$290,871	$255,175
Net accounts receivable	290,871	255,175
The components of accounts receivables were as follows:
(In USD) As at	March 31, 2023	March 31, 2022
Accounts receivable	$255,175	$204,198
Net accounts receivable	255,175	204,198